J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.23

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	304725144	(redacted)	1115395	06/12/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity. Search provided rendered no results. Entity was incorporated in (redacted).	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/20/2025 EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing.
06/18/2025 Escalated to investor for review.
06/16/2025 Attached search, (redacted), does not match borrowing entity,  (redacted).
															--Finding remains. Missing investor acknowledgement for missing background check for borrowing entity,(redacted). Search provided rendered no results (redacted). Entity was incorporated in (redacted).	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304725144	(redacted)	1115407	06/12/2025	Credit	Final 1003 Application is Incomplete	APP 0002	3	1	Closed	Missing Loan Application, which includes property / rental / financial information, declarations, and the loan originator information. The (redacted) application consists of (redacted) parts: Business Purpose Borrower Application, Loan Application, and Guarantor Application. Loan file includes Business Purpose Borrower Application and Guarantor Application.	06/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/16/2025 Recd Loan Application. - 06/16/2025 Recd Loan Application.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725144	(redacted)	1115460	06/12/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing corrected insurance reflecting the subject loan number. Loan number is inaccurate, actual loan number, (redacted).	06/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/16/2025 Recd revised EOI reflecting the subject loan number (redacted). - 06/16/2025 Recd revised EOI reflecting the subject loan number (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725145	(redacted)	1115435	06/12/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity. Search provided rendered no results. Entity was incorporated in (redacted).		Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/20/2025 EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing. 06/18/2025 Escalated to investor for review.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304725145	(redacted)	1115436	06/12/2025	Compliance	File Documentation is Incomplete (Compliance)	COMP 0047	3	1	Closed	Entity Certificate is not signed by the borrowing guarantor. The Entity Certificate is only signed by limited owner.	06/20/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/20/2025 Recd Entity Certificate electronically signed by the borrowing guarantor.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725145	(redacted)	1115439	06/12/2025	Credit	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	3	1	Closed	APN on the Mortgage is inaccurate. Actual APN per appraisal / title commitment / tax cert, (redacted).	06/17/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/17/2025 Recd scrivener's affidavit. - 06/17/2025 Recd scrivener's affidavit.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725145	(redacted)	1115448	06/12/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing corrected insurance reflecting the subject loan number. EOI loan number is inaccurate, actual loan number, (redacted).	06/17/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/17/2025 Recd revised EOI with correct loan number (redacted). - 06/17/2025 Recd revised EOI with correct loan number (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304729044	(redacted)	1116901	06/23/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing revised evidence of insurance reflecting the correct loan number, (redacted). EOI in file reflects loan number (redacted).	06/25/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/25/2025 Recd revised EOI reflecting the correct loan number. - 06/25/2025 Recd revised EOI reflecting the correct loan number.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304729044	(redacted)	1116902	06/23/2025	Credit	Missing Required Fraud Tool	CRED 0089	2	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results. Entity was incorporated in (redacted).		Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/24/2025 EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304734111	(redacted)	1118620	07/03/2025	Credit	Flood Notice Was Not Provided to Applicant(s)	FLOOD 0001	2	2	Acknowledged	Missing evidence the Notice of Special Flood Hazard disclosure was provided to the borrower. Flood zone is AE..		Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified. ;		Client: 07/03/2025 EV2/B - Investor Acknowledged Exception.	Funded	B	B	B	B	B	B	B	B	B	B
(redacted)	304893492	(redacted)	1150823	11/20/2025	Credit	Guideline Exception(s)	GIDE 0001	3	2	Acknowledged	Missing investor acknowledgement to use market rent developed using leases on a monthly basis rather than 12-month annual leases. Per appraiser, this is typical for this submarket due to the area’s tenant profile and the prevalence of property management companies that cater to shorter-term or flexible rental arrangements.

											Review DSCR (redacted) > (redacted) Minimum Required with (redacted) vacancy factor applied as required for short term rental income.--Per guidelines, Income is limited to market rent for long term tenancy.		Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified reserves - (redacted) months verified PITIA reserves > (redacted) months required.;		12/03/2025 EV2/B - Investor accepts the use of the market rent developed using leases on a monthly basis versus annual leases. 12/03/2025 Escalated to investor for review.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304893492	(redacted)	1150828	11/20/2025	Credit	Purchase Contract is Deficient	CRED 0085	3	1	Closed	Missing copy of the seller executed rider to the purchase contract disclosing the buyer has a direct relationship with real estate agent.	12/02/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified reserves - (redacted) months verified PITIA reserves > (redacted) months required.;		12/02/2025 Finding is cleared with the attached seller initialed rider to the purchase contract disclosing the buyer has a direct relationship with real estate agent. - 12/03/2025 Finding is cleared with the attached seller initialed rider to the purchase contract disclosing the buyer has a direct relationship with real estate agent.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304893492	(redacted)	1150835	11/20/2025	Credit	Title Policy - Schedule B Exception	TITL 0014	3	1	Closed	Short Sale transaction where the buyer is paying the HOA Claim Lien of (redacted). Lender defers to agency. Missing the following documentation required by (redacted):

The borrower (buyer) must be provided with written details of the additional fees, assessments, or payments and the additional necessary funds to complete the transaction must be documented.

The servicer that is agreeing to the preforeclosure or short sale must be provided with written details of the fees, assessments, or payments and has the option of renegotiating the payoff amount to release its lien.

All parties (buyer, seller, and servicer) must provide their written agreement of the final details of the transaction which must include the additional fees, assessments, or payments. This can be accomplished by using the Request for Approval of Short Sale or Alternative Request for the Approval of Short Sale forms published by the (redacted) or any alternative form or addendum.	12/09/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified reserves - (redacted) months verified PITIA reserves > (redacted) months required.;	12/09/2025 Finding is cleared with the attached executed copy of: Title executed Short Sale Approval Letter, Warranty Deed, Seller executed Short Sale Approval Letter, Seller/Title/Buyer/Buyer Agent/Seller Agent executed Affidavit of Non-Arms Length. Short Sale Approval Letter previously provided (redacted). Loan file contains executed mortgage holder contract addendum. Selling agent received commission, not buyer agent. Per contract, If the Buyer receives concessions from the sale, the Buyer cannot pay any liens, judgments or other items that are owed by the Seller and cannot receive cash back at closing. Buyer paid HOA Claim Lien at closing. - 12/09/2025 Finding is cleared with the attached executed copy of: Title executed Short Sale Approval Letter, Warranty Deed, Seller executed Short Sale Approval Letter, Seller/Title/Buyer/Buyer Agent/Seller Agent executed Affidavit of Non-Arms Length. Short Sale Approval Letter previously provided 12/2. Loan file contains executed mortgage holder contract addendum. Selling agent received commission, not buyer agent. Per contract, If the Buyer receives concessions from the sale, the Buyer cannot pay any liens, judgments or other items that are owed by the Seller and cannot receive cash back at closing. Buyer paid HOA Claim Lien at closing.
12/03/2025 Recd contract addendum.
															12/03/2025 Finding is partially cleared with the attached short sale approval letter. -- Finding remains. Missing executed copies of the attached documents to evidence buyer / sellers acknowledgement of the terms. Also missing (redacted) acknowledgement that the non-borrowing spouse was compensated real estate broker commission at closing. Per the approval, neither seller nor buyers were to receive commissions for the sale.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304907192	(redacted)	1154221	12/12/2025	Credit	DSCR Calculation Discrepancy	DSCR 0001	3	1	Closed	Review DSCR (redacted) < (redacted) using market rent of (redacted) which is less than the monthly rent from the newly executed leases of (redacted) dated (redacted). Lender qualified the borrower using the monthly rent from the leases. Evidence of deposit and first months rent was not provided in file. Additionally, lender did not include the monthly HOA fee of (redacted). --Per guidelines, Qualifying Rental Income for Subject Property: Gross Income - Defined as the lower of estimated market rent from appraisal Form (redacted) ((redacted) units) or monthly rent from existing property leases if available. If the lease rent amount is higher, it may be utilized with two (redacted) months’ proof of receipt	12/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;		12/16/2025 Finding is cleared with the attached updated DSCR calc using the lesser market rent and including the HOA fee. Review DSCR (redacted) > (redacted) Minimum Required. Vacancy factor applied in error at time of initial review resulting in the DSCR < (redacted). - 12/16/2025 Finding is cleared with the attached updated DSCR calc using the lesser market rent and including the HOA fee. Review DSCR (redacted) > (redacted) Minimum Required. Vacancy factor applied in error at time of initial review resulting in the DSCR < (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304907192	(redacted)	1154223	12/12/2025	Property	Appraisal is Incomplete	APPR 0002	3	1	Closed	Appraiser's analysis of the actual current rent of (redacted) does not match to the recently executed lease agreements (redacted) dated (redacted). Prior lease agreements were not provided for review. The discrepancy should be addressed.	12/29/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;		12/29/2025 Finding is cleared with the attached revised appraisal report. - 12/29/2025 Finding is cleared with the attached revised appraisal report.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304907192	(redacted)	1154227	12/12/2025	Credit	Title Issue affecting Lien Position	TITL 0003	3	2	Acknowledged	Missing final title policy or evidence that the vendors lien dated (redacted) in the amount of (redacted) has been satisfied. Loan proceeds were not used to payoff any liens.		Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;		02/11/2026 EV2/B Finding is downgraded with the attached release of lien filed post-consummation.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304907192	(redacted)	1154234	12/12/2025	Credit	Missing and/or Deficient Name Affidavit	CRED 0094	3	2	Acknowledged	Missing name affidavit, (redacted). Name spelling varies between Drivers License, Entity Docs, Title, and Security Instrument. Signature/Name affidavit in file does not reflect the alternate name. Closing condition (redacted), Closing - AKA Statement - Closer to prepare final AKA statement for the following AKA'S: (redacted).		Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;		12/31/2025 EV2/B - Received post-consummation dated Signature/Name Affidavit.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304907192	(redacted)	1154235	12/12/2025	Credit	Missing Letter of Explanation	CRED 0104	3	1	Closed	Missing borrower signed statement confirming that the borrowing entity was established to manage real estate. Operating Agreement does not explicitly state the purpose. Closing condition (redacted), Funding - Prior to Funding Condition - Signed statement from the borrower that the purpose of (redacted) is to buy and rent real estate.--Per guidelines, (redacted) must have been created to manage rental properties only.	12/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;	12/16/2025 Finding is cleared with the attached borrower signed statement confirming that the borrowing entity was established to buy and rent real estate. - 12/16/2025 Finding is cleared with the attached borrower signed statement confirming that the borrowing entity was established to buy and rent real estate.

															12/15/2025 Cash out letter is insufficient to satisfy the finding. -- Missing is borrower signed statement confirming that the borrowing entity was established to manage real estate.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304907192	(redacted)	1154241	12/12/2025	Credit	Entity Documentation is Insufficient	CRED 0143	4	1	Closed	Missing Corporate Resolution, (redacted), and Correction Agreement. -- Per Guidelines, (redacted) as Mortgagor with Personal Guarantor: Corporate Resolution from the board to authorize the taking out of debt in the (redacted)s name; All (redacted) authorized signers (non-guarantors) must sign the following documents: Correction agreement.	02/20/2026	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;	02/20/2026 Review confirmed both owners executed the Note, thus satisfactorily documenting the authorization of the loan in the name of the business. - 02/20/2026 Review confirmed both owners executed the Note, thus satisfactorily documenting the authorization of the loan in the name of the business.
02/20/2026 Finding is partially cleared with the attached correction agreement. Still missing Corporate Resolution from the board to authorize the taking out of debt in the (redacted) name.
															12/31/2025 Finding is partially cleared with the attached correction agreement. Still missing Corporate Resolution to borrower, (redacted).	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	304907192	(redacted)	1154242	12/12/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Property insurance is in the name of the guarantor, not in the name of (redacted). -- Per guidelines, Policies must be in the name of the (redacted).	12/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;		12/16/2025 Finding is cleared with the attached EOI, name of insured updated to (redacted). - 12/16/2025 Finding is cleared with the attached EOI, name of insured updated to (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305027277	(redacted)	1157236	12/31/2025	Compliance	Missing E-Sign Disclosure	TRID 0134	3	1	Closed	E-Sign Consent and Tracking Documentation is not in file. Some documents are electronically executed.	01/06/2026	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report confirms (redacted) months satisfactory mortgage rating on departing residence.;		01/06/2026 Finding is cleared with the attached disclosure tracking that provides the borrowers eConsent date. - 01/06/2026 Finding is cleared with the attached disclosure tracking that provides the borrowers eConsent date.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305027277	(redacted)	1157667	01/05/2026	Credit	Credit Documentation is Insufficient	CRED 0093	3	1	Closed	Missing credit supplement evidencing < (redacted) months payments remaining, (redacted). The (redacted) payment was excluded, but there was (redacted) payments remaining based on the outstanding balance of (redacted) ((redacted) months). -- Per (redacted), For each liability that belongs to the borrower, provide documentation that supports the omission. -- Per (redacted), All installment debt that is not secured by a financial asset—including student loans, automobile loans, personal loans, and timeshares—must be considered part of the borrower’s recurring monthly debt obligations if there are more than ten monthly payments remaining. -- DTI increased (redacted) with the payment considered (Max (redacted)). DTI increase > (redacted) requires (redacted) resubmission if the credit supplement does not reflect < (redacted) months remaining. --- Per (redacted), (redacted) loans trigger for resubmission — the result of these changes causes the DTI ratio recalculated by the lender to now exceed (redacted), or increase by (redacted) percentage points or more (if the recalculated DTI ratio is (redacted) or less).	01/07/2026	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report confirms (redacted) months satisfactory mortgage rating on departing residence.;		01/07/2026 Finding is cleared with the attached credit supplement confirming < (redacted) months remaining. - 01/07/2026 Finding is cleared with the attached credit supplement confirming < (redacted) months remaining.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305027277	(redacted)	1157686	01/05/2026	Credit	Back-end Ratio exception (DTI)	CRED 0004	3	1	Closed	Missing investor acknowledgment. DTI is (redacted) excluding the non-occupying borrowers' income. Guidelines defer to (redacted). -- Per (redacted) selling guide B2-2-04, Down Payment and Qualifying Ratio Requirements for Manually Underwritten Loans: Using only the income of the occupying borrower(s) to calculate the DTI ratio, the maximum allowable DTI ratio is (redacted). Note: This policy applies even if the combined qualifying ratios for the borrower and the guarantor, co-signer, or non-occupant borrower are well below (redacted) standard qualifying ratio benchmark. Minimum credit score and reserve requirements based on the LTV ratio and combined qualifying ratios of all borrowers must be met per the Eligibility Matrix.	01/07/2026	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report confirms (redacted) months satisfactory mortgage rating on departing residence.;		01/07/2026 Agree, guidelines underwrite to AUS with overlays. Review confirmed co-borrower was submitted to (redacted) as a non-occupant borrower. - 01/07/2026 Agree, guidelines underwrite to AUS with overlays. Review confirmed co-borrower was submitted to (redacted) as a non-occupant borrower.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305027277	(redacted)	1157701	01/05/2026	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	3	1	Closed	Missing copies of deposit and first months rent for co-borrowers primary residence, (redacted). Only the lease agreement was provided. -- Per DU, The amount of the rental housing expense must be verified and documented. Acceptable documentation includes a copy of a current executed lease agreement and two months cancelled checks.	01/19/2026	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report confirms (redacted) months satisfactory mortgage rating on departing residence.;		01/19/2026 Attached documentation confirms co-borrowers first months rent and security deposit being remitted post-consummation. The lease agreement in file confirmed terms of the lease, which was included in qualifying. - 01/19/2026 Attached documentation confirms co-borrowers first months rent and security deposit being remitted post-consummation. The lease agreement in file confirmed terms of the lease, which was included in qualifying.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305031124	(redacted)	1160621	01/16/2026	Compliance	Note is Incomplete	NOTE 0050	3	1	Closed	Missing a copy of the executed Note. The data was gleaned from other documentation in file for review.	01/19/2026	Verified housing payment history - Credit report confirms (redacted) satisfactory mortgage rating on primary residence. VOM for subject property confirms (redacted) months satisfactory mortgage rating.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Requirement.; Verified reserves - (redacted) months verified reserves > (redacted) months required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;		01/19/2026 Finding is cleared with the attached copy of the executed Note.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305031124	(redacted)	1160651	01/16/2026	Credit	Missing evidence of Hazard Insurance	HAZ 0005	4	1	Closed	Missing evidence of insurance for subject property. EOI in file is for the borrowers primary residence. NOTE: Policy must be in the name of the (redacted).	01/23/2026	Verified housing payment history - Credit report confirms (redacted) satisfactory mortgage rating on primary residence. VOM for subject property confirms (redacted) months satisfactory mortgage rating.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Requirement.; Verified reserves - (redacted) months verified reserves > (redacted) months required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;	01/23/2026 Finding is cleared with the attached paid receipt and EOI. - 01/23/2026 Finding is cleared with the attached paid receipt and EOI.

01/22/2026 Finding is partially cleared with the attached EOI. Missing is the hazard insurance paid receipt or confirmation from insurer that the premium has been paid. Settlement statement doesn't show the premium as being paid at closing.

															01/19/2026 Attached EOI does not reflect the policy premium.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	305031124	(redacted)	1160662	01/16/2026	Credit	Entity Documentation is Insufficient	CRED 0143	4	1	Closed	Missing Articles of Incorporation for the borrowing entity, (redacted). -- Per guidelines, Documentation Requirements: Copy of filed articles of organization to evidence the existence of the L(redacted).	01/19/2026	Verified housing payment history - Credit report confirms (redacted) satisfactory mortgage rating on primary residence. VOM for subject property confirms (redacted) months satisfactory mortgage rating.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Requirement.; Verified reserves - (redacted) months verified reserves > (redacted) months required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;		01/19/2026 Received articles of organization. - 01/19/2026 Received articles of organization.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	305031124	(redacted)	1160663	01/16/2026	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Missing borrower attestation confirming the borrowing entity, (redacted), was created to manage real estate properties. Operating statement states, The purpose of the Company is to engage in any lawful act or activity for which a (redacted) may be formed within the State of (redacted). -- Per guidelines, (redacted) must have been created to manage rental properties only.	01/22/2026	Verified housing payment history - Credit report confirms (redacted) satisfactory mortgage rating on primary residence. VOM for subject property confirms (redacted) months satisfactory mortgage rating.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Requirement.; Verified reserves - (redacted) months verified reserves > (redacted) months required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;		01/22/2026 Finding is cleared with the attached unanimous (redacted) resolution, purpose of the (redacted) is for real estate investment and management. - 01/22/2026 Finding is cleared with the attached unanimous (redacted) resolution, purpose of the (redacted) is for real estate investment and management.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305026226	(redacted)	1162460	01/28/2026	Credit	Guideline Exception(s)	GIDE 0001	3	2	Acknowledged	Missing FIRREA certification on appraisal required per guidelines (redacted).		Verified housing payment history - (redacted) months (redacted) late mortgage history; Verified reserves - (redacted) months reserves in the amount of (redacted) - (redacted) months required;		02/06/2026 EV2/B - Appraisal includes FIRREA/USPAP addendum and AIR (HVCC) Certificate.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305026226	(redacted)	1162481	01/28/2026	Credit	Entity Documentation is Insufficient	CRED 0143	4	1	Closed	Missing Certificate of Good Standing and Corporate Resolution from the board to authorize the taking out of debt in (redacted) name for (redacted). Note: Certificate of Formation, Franchise Tax Account Status and Operating Agreement.	01/29/2026	Verified housing payment history - (redacted) months (redacted) late mortgage history; Verified reserves - (redacted) months reserves in the amount of (redacted) - (redacted) months required;		01/29/2026 Finding is cleared with the attached franchise tax account status confirming the businesses active status and operating agreement. - 01/29/2026 Finding is cleared with the attached franchise tax account status confirming the businesses active status and operating agreement.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	305032512	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A